Schedule of Credit Quality of Commercial Mortgage Loans Held-For-Investment (Detail) - Commercial Mortgage Loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 1,455,156	$ 1,509,132
Estimated Fair Value	$ 1,465,113	$ 1,536,638
Recorded Investment, % of Total	100.00%	100.00%
Estimated Fair Value, % of Total	100.00%	100.00%
Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 1,381,742	$ 1,378,027
Debt Service Coverage Ratio 1.00x - 1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	62,060	111,243
Debt Service Coverage Ratio Less than 1.00x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	11,354	19,862
Loan To Value Ratio Less Than 65%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	833,246	975,201
Estimated Fair Value	$ 848,702	$ 1,000,948
Recorded Investment, % of Total	57.30%	64.60%
Estimated Fair Value, % of Total	57.90%	65.10%
Loan To Value Ratio Less Than 65% | Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 785,149	$ 869,470
Loan To Value Ratio Less Than 65% | Debt Service Coverage Ratio 1.00x - 1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	36,743	85,869
Loan To Value Ratio Less Than 65% | Debt Service Coverage Ratio Less than 1.00x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	11,354	19,862
Loan To Value Ratio 65% to 75%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	606,505	533,931
Estimated Fair Value	$ 601,587	$ 535,690
Recorded Investment, % of Total	41.70%	35.40%
Estimated Fair Value, % of Total	41.10%	34.90%
Loan To Value Ratio 65% to 75% | Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 581,188	$ 508,557
Loan To Value Ratio 65% to 75% | Debt Service Coverage Ratio 1.00x - 1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	25,317	$ 25,374
Loan To Value Ratio 76% to 80%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	10,493
Estimated Fair Value	$ 10,494
Recorded Investment, % of Total	0.70%	0.00%
Estimated Fair Value, % of Total	0.70%	0.00%
Loan To Value Ratio 76% to 80% | Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 10,493
Loan To Value Ratio Greater than 80%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	4,912
Estimated Fair Value	$ 4,330
Recorded Investment, % of Total	0.30%	0.00%
Estimated Fair Value, % of Total	0.30%	0.00%
Loan To Value Ratio Greater than 80% | Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 4,912